CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022		Dec. 31, 2021
Cash flows from operating activities
Profit before tax		£ 3,870	£ 1,633	[1]	£ 3,149	[1]
Adjustments for:
Change in operating assets		(589)	15,450	[1]	1,285	[1]
Change in operating liabilities		10,162	(8,555)	[1]	10,036	[1]
Non-cash and other items		2,222	1,672	[1]	(1,916)	[1]
Tax paid (net)		(861)	(239)	[1]	(504)	[1]
Net cash provided by operating activities		14,804	9,961	[1]	12,050	[1]
Cash flows from investing activities
Purchase of financial assets		(3,850)	(5,598)	[1]	(2,386)	[1]
Proceeds from sale and maturity of financial assets		3,657	5,864	[1]	5,308	[1]
Purchase of fixed assets		(3,378)	(2,209)	[1]	(1,646)	[1]
Proceeds from sale of fixed assets		534	843	[1]	707	[1]
Repayment of capital by joint ventures and associates		9	0	[1]	36	[1]
Acquisition of businesses, net of cash acquired		(28)	(28)	[1]	(381)	[1]
Net cash (used in) provided by investing activities		(3,056)	(1,128)	[1]	1,638	[1]
Cash flows from financing activities
Dividends paid to ordinary shareholders		(1,059)	(545)	[1]	(930)	[1]
Distributions in respect of other equity instruments		(255)	(224)	[1]	(214)	[1]
Distributions in respect of non-controlling interests		(30)	(31)	[1]	(61)	[1]
Interest paid on subordinated liabilities		(344)	(216)	[1]	(387)	[1]
Proceeds from issue of subordinated liabilities		746	838	[1]	0	[1]
Proceeds from issue of other equity instruments		1,772			0		£ 745
Proceeds from issue of ordinary shares		70	14	[1]	17	[1]
Share buyback		(1,523)	(177)	[1]	(1,836)	[1]
Repayment of subordinated liabilities		(1,162)	(572)	[1]	(1,644)	[1]
Repurchases and redemptions of other equity instruments		(135)	(957)	[1]	(438)	[1]
Change in stake of non-controlling interests		0	3	[1]	2	[1]
Net cash used in financing activities		(1,920)	(1,122)	[1]	(5,491)	[1]
Effects of exchange rate changes on cash and cash equivalents		(493)	133	[1]	594	[1]
Change in cash and cash equivalents		9,335	7,844	[1]	8,791	[1]
Cash and cash equivalents at beginning of period	[1]	95,829	87,985		79,194
Cash and cash equivalents at end of period		£ 105,164	£ 95,829	[1]	£ 87,985	[1]	£ 79,194	[1]

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.